Stock-Based Compensation (Narrative) (Details)		12 Months Ended
		Dec. 31, 2016 company stock-based_retirement_plan shares	Dec. 31, 2015 shares		Dec. 31, 2014		May 10, 2012 shares	May 09, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units per common share		1
Termination service of employee, years		20 years
Cash value offered in lieu of shares based off Black Scholes fair value			50.00%		50.00%
Expected life in years		7 years 11 months	7 years 6 months	[1]	6 years	[1]
Exercised, options	[1]	900,000
Options outstanding		2,300,000	3,100,000
Stock units converted to common stock ratio		1-to-1 ratio
Options Granted On A Discretionary Basis
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		10 years
GPSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance measurement period		2 years
Base target share award		0	100,000
Cash payout ratio		50.00%
Share payout ratio		50.00%
Maximum cash payout ratio		100.00%
Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		15 months
Number of shares granted, deferred compensation multiplier		500.00%
Expected life in years		10 years
Acquisition interval for purchase of discounted stock		14 days
Discount to the market price, percentage		20.00%
Time period for receiving plan distributions, max		10 years
Time period for installment distributions, max		10 years
Options outstanding		0.1
Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount market price purchase date, percentage		85.00%
Number of stock-based retirement plans | stock-based_retirement_plan		2
Automatic employer match, percentage		50.00%
Additional employer match upon certain profitability levels, percentage		50.00%
Measurement performance period, years		3 years
Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		3 years
Number of companies forming peer group | company		320
Measurement performance period, years		3 years
Percentage of award intended to pay out in cash		35.00%
Percentage of award intended to pay out in stock		65.00%
Reserved percentage of award intended to pay out in cash		100.00%
Percentage recorded as a liability		35.00%
Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount to the market price, percentage		85.00%
SBP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
ESUP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee termination age, years		65 years
Maximum | GPSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		250.00%
Maximum | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SBP participant contribution for stock or other investment purchases		6.00%
ESUP participant contribution for stock or other investment purchases		10.00%
Premium contributions for ESUP participants		17.65%
Maximum | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base award percentage of total shareholder return		175.00%
Maximum | PGI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base award percentage of total shareholder return		250.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee termination age, years		55 years
Minimum | GPSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		0.00%
Minimum | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base award percentage of total shareholder return		0.00%
First Increment | Options Granted On A Discretionary Basis
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		18 months
Second Increment | Options Granted On A Discretionary Basis
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		30 months
Third Increment | Options Granted On A Discretionary Basis
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		42 months
Flexible Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares against plan							3	1
Options outstanding		2,300,000

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246OTU1Rjk4Mjg1NDA4NThDNDgxOEE4QzE1RDU2MDU2NDkM}